Jun. 30, 2015
BABSON CAPITAL FUNDS TRUST

BABSON ACTIVE SHORT DURATION BOND FUND

Class/Ticker: A/BXDAX, C/BXDCX, Y/BXDYX, I/BXDIX

550 South Tryon Street

Charlotte, NC 28202

Telephone: 1-855-439-5459

Supplement dated September 28, 2015 to the Prospectus and Statement of Additional Information (“SAI”) for Babson Active Short Duration Bond Fund, dated May 31, 2015, as supplemented and amended from time to time.

Babson Capital Management LLC, the “Manager”, has contractually agreed to amend its fee waiver/expense reimbursement for the Babson Active Short Duration Bond Fund (the “Fund”) to the extent necessary to ensure that total annual fund operating expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the annual rate of 0.40% for each Class of Shares. This agreement will remain in effect at least until November 1, 2016, unless earlier modified or terminated by the Fund’s Board of Trustees.

This supplement modifies information regarding the Fee Waiver and Expense Reimbursement for the Active Short Duration Bond Fund on pages 19 and 77 of the Prospectus and page 48 of the SAI as set forth below.

BABSON ACTIVE SHORT DURATION BOND FUND

Replace table on Page 19 of Prospectus with:

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Funds – Sales Charges – Class A Shares” on page 88 of this Prospectus and in “Programs for Reducing or Eliminating Sales Charges” on page 63 of the Statement of Additional Information (“SAI”).

	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	None	0.50%[1]	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses[2]	0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.15%	1.40%	0.90%	0.90%
Fee Waiver and Expense Reimbursement[3]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%	0.90%	0.40%	0.40%

1.	The CDSC on Class C Shares is 0.50% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.
2.	“Other expenses” are estimates for the Fund’s first year of operations.
3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.40% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement will remain in effect at least until November 1, 2016, unless earlier modified or terminated by the Fund’s Board of Trustees. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.